Concentrations of credit risk (Details Narrative) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Cash and cash equivalents	$ 2,304,757	$ 2,363,530
Cash, uninsured amount	2,020,841	2,150,761
Accounts receivable	3,421,935	7,400,282
Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Accounts receivable	1,249,046	1,921,602
Customer Two [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Accounts receivable	514,871	1,061,177
Customer Three [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Accounts receivable	$ 403,137	$ 920,736